Basic and Diluted Earnings (Loss) per Common Share	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Basic and Diluted Earnings (Loss) per Common Share
Note 10. Basic and Diluted Earnings (Loss) per Common Share
Basic earnings (loss) per common share is computed by dividing net income (loss) by the weighted-average common stock outstanding during the respective period. The impact from potential shares of common stock on the diluted earnings per common share calculation are included only when dilutive.
Basic and diluted earnings (loss) per common share are calculated as follows (in thousands, except for share and per share data):

	Successor	Predecessor
	Period from September 12, 2025 to September 30, 2025	Period from July 1, 2025 to September 11, 2025	Three months ended September 30, 2024
Numerator:
Net loss	$(192,287)	$(14,366)	$(6,802)

Denominator:
Basic and diluted weighted average shares of common stock outstanding	872,349,183	2,325,783	2,225,816

Income (loss) per common share:
Basic income (loss) per common share	$(0.22)	$(6.18)	$(3.06)
Diluted income (loss) per common share	$(0.22)	$(6.18)	$(3.06)

	Successor	Predecessor
	Period from September 12, 2025 to September 30, 2025	Period from January 1, 2025 to September 11, 2025	Nine Months Ended September 30, 2024
Numerator:
Net loss	$(192,287)	$(26,990)	$(17,462)

Denominator:
Basic and diluted weighted average shares of common stock outstanding	872,349,183	2,299,243	2,200,848

Income (loss) per common share:
Basic income (loss) per common share	$(0.22)	$(11.74)	$(7.93)
Diluted income (loss) per common share	$(0.22)	$(11.74)	$(7.93)

During the period from September 12, 2025 to September 30, 2025, 329.4 million weighted-average shares of potential common stock related to outstanding warrants and stock awards were excluded from the computation of diluted earnings (loss) per common share as their impact would have been anti-dilutive.
During the period from July 1, 2025 to September 11, 2025, 1.2 million weighted-average shares of potential common stock were excluded from the computation of diluted earnings (loss) per common share as their impact would have been anti-dilutive and certain performance-contingent RSUs were excluded from the diluted EPS calculation because the contractual contingencies were not met.
During the three months ended September 30, 2024, 1.3 million weighted-average shares of potential common stock were excluded from the computation of diluted earnings (loss) per common share as their impact would have been anti-dilutive and certain performance-contingent RSUs were excluded from the diluted EPS calculation because the contractual contingencies were not met.
During the period from January 1, 2025 to September 11, 2025, 1.2 million weighted-average shares of potential common stock were excluded from the computation of diluted earnings (loss) per common share as their impact would have been anti-dilutive and certain performance-contingent RSUs were excluded from the diluted EPS calculation because the contractual contingencies were not met.
During the nine months ended September 30, 2024, 1.0 million weighted-average shares of potential common stock were excluded from the computation of diluted earnings (loss) per common share as their impact would have been anti-dilutive and certain performance-contingent RSUs were excluded from the diluted EPS calculation because the contractual contingencies were not met.